UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2009

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total:$300,116,294

                     30-Sep-09    TITLE                         VALUE            SHARES/        INVSTMT      VOTING
Name of Issuer                  OF CLASS       CUSIP           (x$1000)          PRN AMT        DSCRETN       AUTH

American Express                   COM        25816109           1148             33875          SOLE         SOLE
Amgen Inc                          COM        31162100           7420             123195         SOLE         SOLE
Analog Devices Inc.                COM        32654105          11944             433059         SOLE         SOLE
AT &T Inc                          COM       00206R102           682              25249          SOLE         SOLE
Bank of New York                   COM        64057102           974              33588          SOLE         SOLE
Beckman Coulter Inc.               COM        75811109          15421             223685         SOLE         SOLE
Berkshire Hathaway Inc CL A        COM        84670108           606                6            SOLE         SOLE
Berkshire Hathaway Inc CL B        COM        84670207           688               207           SOLE         SOLE
Biogen Idec                        COM       09062X103          12373             244908         SOLE         SOLE
Boeing                             COM        97023105           233               4307          SOLE         SOLE
B P Amoco PLC                      COM        55622104           1199             22532          SOLE         SOLE
Bristol Myers                      COM       110122108           336              14900          SOLE         SOLE
Brown Forman CL B                  COM       115637209           7633             158299         SOLE         SOLE
Caterpillar                        COM       149123101           1858             36200          SOLE         SOLE
Charles River Labs                 COM       159864107           6562             177450         SOLE         SOLE
Chevron Texaco Corp                COM       166764100           444               6307          SOLE         SOLE
Citigroup                          COM       172967101           217              44783          SOLE         SOLE
Coca Cola Co.                      COM       191216100           1044             19450          SOLE         SOLE
Coca Cola FEMSA S A DE C           COM       191241108           6303             131045         SOLE         SOLE
Colgate Palmolive                  COM       194162103           1728             22650          SOLE         SOLE
Dionex Corp.                       COM       254546104           9245             142289         SOLE         SOLE
Disney Walt Co Del                 COM       254687106           608              22139          SOLE         SOLE
ISHARE MSCI Hong Kong              COM       464286871           4147             267200         SOLE         SOLE
ISHARE MSCI Brazil                 COM       464286400           4826             71345          SOLE         SOLE
Exxon Mobil Corp                   COM       30231G102           2395             34912          SOLE         SOLE
General Electric                   COM       369604103           4949             301419         SOLE         SOLE
General Mills Inc.                 COM       370334104           451               7000          SOLE         SOLE
Grainger WW Inc.                   COM       384802104           8652             96821          SOLE         SOLE
Grupo Televiso                     COM       40049J206           4679             251704         SOLE         SOLE
Harley Davidson                    COM       412822108           3483             151450         SOLE         SOLE
Henry Schein Inc                   COM       806407102           4196             76425          SOLE         SOLE
Hershey Foods Corp                 COM       427866108           7708             198350         SOLE         SOLE
Hewlett Packard                    COM       428236103           5214             110440         SOLE         SOLE
Home Depot                         COM       437076102           880              33047          SOLE         SOLE
Honeywell Intl Inc                 COM       438516106           7747             208525         SOLE         SOLE
IBM                                COM       459200101           1291             10792          SOLE         SOLE
Idex Laboratories                  COM       45168D104           3074             61475          SOLE         SOLE
Incyte                             COM       45337C102           105              15500          SOLE         SOLE
Illinois Tool Wks                  COM       452308109           3511             82200          SOLE         SOLE
Johnson & Johnson                  COM       478160104          17944             294702         SOLE         SOLE
Kellogg Co                         COM       487836108           249               5050          SOLE         SOLE
McAfee                             COM       579064106           5696             130072         SOLE         SOLE
McDonalds Corp                     COM       580135101           280               4903          SOLE         SOLE
Merck & Co.                        COM       589331107           1094             34590          SOLE         SOLE
Minn Mng & Mfg Co                  COM       604059105           9408             127475         SOLE         SOLE
Monsanto                           COM       61166W101           828              10700          SOLE         SOLE
Morgan Stanley                     COM       617446448           392              12684          SOLE         SOLE
Nabors Industries                  COM       G6359F103           3050             145950         SOLE         SOLE
Novo Nordisk                       COM       670100205           4712             74850          SOLE         SOLE
Occidental Pete Corp Cal           COM       674599105           5510             70275          SOLE         SOLE
Pepsico                            COM       713448108           1618             27577          SOLE         SOLE
Pfizer Inc                         COM       717081103           283              17108          SOLE         SOLE
Power Shares Global Energy         COM       73936T615           5592             335264         SOLE         SOLE
PowerSharesGolden Dragon           COM       73935X401           664              28800          SOLE         SOLE
Proctor & Gamble                   COM       742718109           1048             18089          SOLE         SOLE
Raytheon Company New               COM       755111507           7030             146547         SOLE         SOLE
Rockwell Automation Inc.           COM       774347108           1677             39374          SOLE         SOLE
Rockwell Collins                   COM       774341101           5315             104634         SOLE         SOLE
Ross Stores Inc                    COM       778296103           910              19050          SOLE         SOLE
Sara Lee Corp.                     COM       803111103           186              16732          SOLE         SOLE
Schering Plough Corp               COM       806605101           1823             64537          SOLE         SOLE
Schlumberger Limited               COM       806857108          11458             192247         SOLE         SOLE
Southern Co                        COM       842587107           599              18900          SOLE         SOLE
State Street Corp                  COM       857477103           3995             75957          SOLE         SOLE
Steinway Musical Instr             COM       858495104           360              30350          SOLE         SOLE
Stratasys Inc                      COM       862685104           5097             297000         SOLE         SOLE
Syngenta                           COM       87160A100           5682             123650         SOLE         SOLE
Teradyne Inc                       COM       880770102           1066             115220         SOLE         SOLE
Teva Pharmaceutical                COM       881624209          10184             201419         SOLE         SOLE
Tiffany & Co.                      COM       886547108          16963             440251         SOLE         SOLE
United Technologies Corp           COM       913017109           271               4445          SOLE         SOLE
VCA Antech Inc                     COM       918194101           9355             347885         SOLE         SOLE
Walgreens                          COM       931422109           255               6800          SOLE         SOLE
Williams Sonoma                    COM       969904101           2669             131950         SOLE         SOLE
WPP Group PLC                      COM       929309300           577              13436          SOLE         SOLE
Wyeth Labs                         COM       983024100           304               6260          SOLE         SOLE